Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities:
Net income (loss)	$ 36,876	$ (95,183)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	17,587	12,251
Amortization of premium, discount and accrued interest on marketable securities	(1,725)	(1,302)
Depreciation and amortization	5,223	5,256
Interest income from short-term deposits	(4,683)	(5,470)
Deferred income taxes	(1,773)	(1,568)
Remeasurement of Warrant liability		39,393
Remeasurement of Restricted Sponsor Shares liability		27,983
Remeasurement of Price Adjustment Shares liability		53,043
(Increase) decrease in trade receivables	(9,210)	6,021
Increase (decrease) in deferred revenue	3,302	(15,055)
Decrease (increase) in other non-current assets	995	(883)
Decrease in prepaid expenses and other current assets	2,732	2,752
Changes in Operating lease right-of-use assets	2,226	2,641
Changes in Operating lease liabilities	(1,711)	(2,542)
(Increase) decrease in inventories	(534)	1,151
Decrease in trade payables	(1,212)	(1,591)
Increase (decrease) in other accounts payable and accrued expenses	5,470	(3,320)
(Decrease) increase in other long-term liabilities	(102)	977
Net cash provided by operating activities	53,461	24,554
Cash flows from investing activities:
Purchases of property and equipment	(5,947)	(3,568)
Purchase of intangible assets		(904)
Investment in marketable securities	(183,146)	(99,282)
Proceeds from maturities of marketable securities	59,623	35,436
Proceeds from sales of marketable securities	31,166
Investment in short-term deposits	(84,000)	(122,000)
Redemption of short-term deposits	96,377	75,459
Net cash used in investing activities	(85,927)	(114,859)
Cash flows from financing activities:
Exercise of options to shares	15,117	6,887
Proceeds from Employee Share Purchase Plan	2,329	1,506
Net cash provided by financing activities	17,446	8,393
Net decrease in cash and cash equivalents	(15,020)	(81,912)
Net effect of currency translation on cash and cash equivalents	2,584	(649)
Cash and cash equivalents at beginning of period	191,659	189,517
Cash and cash equivalents at end of period	179,223	106,956
Supplemental cash flow information:
Income taxes (received) paid	(8,073)	2,557
Non-cash activities
Operating lease liabilities arising from obtaining right-of-use assets	$ 13,141	$ 215